Share-based compensation (Tables)	6 Months Ended
Jun. 30, 2026
Share-Based Payment Arrangement [Abstract]
Schedule of unvested restricted stock units activity

	Number of RSUs	Weighted-average grant-date fair value per RSU
		(US$)
Awarded and unvested as of December 31, 2025	787,490	3.50
Granted	—	—
Vested	(408,001)	3.64
Canceled/forfeited	(28,190)	2.49
Awarded and unvested as of June 30, 2026	351,299	3.43
Vested and expected to vest as of June 30, 2026	873,053	4.31

Summary of changes in share options relating to ordinary shares granted

	Number of share options	Weighted-average exercise price per option	Weighted-average remaining contractual life	Aggregate intrinsic value
		(US$)	(in years)	(US$)
Outstanding as of December 31, 2025	107,503	8.0	7.4	—
Granted	—	—	—	—
Exercised	—	—	—	—
Canceled/forfeited	(28,664)	8.0	—	—
Outstanding as of June 30, 2026	78,839	8.0	6.9	—
Vested and exercisable as of June 30, 2026	66,047	8.0	6.9	—
Vested and expected to vest as of June 30, 2026	78,534	8.0	6.9	—

Schedule of share-based compensation expenses

	For the six months ended June 30,
	2025	2026
	(RMB in thousands)
Research and development expenses	3,191	4,504
Sales and marketing expenses/(reversal)	469	(92)
General and administrative expenses	523	1,179
Total share-based compensation expense	4,183	5,591